Net (Loss) Income Per Share and Pro Forma Net Income Per Share - Schedule of Potentially Dilutive Shares Excluded From Computation of Diluted Net Income Per Share (Detail) - shares	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 27, 2020	Sep. 29, 2019	Sep. 27, 2020	Sep. 29, 2019	Dec. 29, 2019	Dec. 30, 2018	Dec. 31, 2017
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Antidilutive securities excluded from computation of dilutive net income per share attributable to Vital Farms Common Inc.	45,000	0	881,969	0	2,538,103	494,452	10,918,556
Options to Purchase Common Stock
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Antidilutive securities excluded from computation of dilutive net income per share attributable to Vital Farms Common Inc.					2,538,103	494,452	2,528,880
Warrants to Purchase Common Stock
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Antidilutive securities excluded from computation of dilutive net income per share attributable to Vital Farms Common Inc.							196,800
Redeemable Convertible Preferred Stock
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Antidilutive securities excluded from computation of dilutive net income per share attributable to Vital Farms Common Inc.							8,192,876